Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 008
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following brief description of The Campbell's Company 401(k) Retirement Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan document for more complete information.
General
The Plan is a defined contribution plan covering employees at all domestic locations of The Campbell's Company (“Campbell” or the “Company”), and certain other former employees. All of the Company’s full-time employees and those part-time employees with scheduled hours greater than or equal to 20 hours per week are eligible to participate in the Plan effective the first day of work with the Company. All other employees are eligible to participate after they have completed 1,000 hours of service in a given anniversary year, as defined in the Plan document. Campbell employees that are residents of Puerto Rico are not eligible to participate in the Plan.
The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).
Administration of Plan Assets
The Plan is administered by the Administrative Committee appointed by the Board of Directors of the Company (the “Administrative Committee”). The Administrative Committee appointed State Street Bank and Trust Company as trustee ("Trustee") to safeguard the assets of the Plan and Transamerica Retirement Solutions, LLC (the "Recordkeeper") to provide record-keeping services to the Plan. The Trustee is responsible for investing funds received from contributions, investment sales, interest, and dividend income and making distribution payments to participants. Certain administrative expenses of maintaining the Plan are paid by the Company and are excluded from these financial statements.
Employer Contributions
Each payroll the Company provides a matching contribution of 100% on up to 4% of an employee’s compensation, as defined in the Plan document, for all eligible participants. In addition, each payroll the Company provides a non-elective retirement contribution of 3% of an employee's compensation, as defined in the Plan document, to all eligible employees who are not eligible to participate in the Company-sponsored defined benefit pension plans. In February 2026, the Company authorized and approved amending The Campbell's Company Retirement and Pension Plan ("Non-Union") defined benefit plan to freeze future benefit accruals (other than interest credits on already accrued benefits), effective as of August 1, 2028, for eligible salaried employee participants who remain with the Company and participate in the Plan after that date. In February 2026, the Company authorized and approved amending the Plan to provide a Company non-elective retirement contribution each payroll of 3% of an employee's compensation, as defined in the Plan document, to eligible active salaried non-union employees who are impacted by the Non-Union defined benefit pension plan freeze, effective as of August 1, 2028.
Employee Contributions
Participant after-tax, before-tax, Roth, and catch-up contributions to the Plan are made through payroll deductions and credited to individual participant accounts. All newly eligible employees are automatically enrolled in the Plan at a before-tax contribution rate of 4% of compensation, as defined in the Plan document, unless an election is made by the participant to participate at a different rate. If employees do not want to participate, they must notify the Recordkeeper and elect not to enroll in the Plan. Compensation is defined by the Plan and the Internal Revenue Code of 1986, as amended (“IRC”). All newly eligible employees that are automatically enrolled will also have their contribution rate automatically increased by 1% on the anniversary of their automatic enrollment until their contribution rate reaches 10%. If employees do not want their contribution rate automatically increased, they must notify the Recordkeeper.
In addition, the total after-tax, before-tax, Roth, and catch-up contributions for each pay period, when combined, cannot exceed 75% of the participant’s compensation, as defined in the Plan document. Catch-up contributions are excess before-tax or Roth contributions available to those participants who are age 50 and older by the end of the relevant calendar year. In accordance with the IRC, the amount of a participant’s before-tax and Roth contributions was limited to $23,500 and $23,000 ($31,000 and $30,500 including catch-up contributions) in calendar years 2025 and 2024, respectively. During 2025, the Plan was amended to allow an increased catch-up contribution opportunity for participants aged 60-63 (see Note 8 for additional information). The contribution limit for these participants was limited to $34,750 in calendar year 2025. Participants may also roll over distributions from other qualified defined benefit or defined contribution plans into the Plan.
Participant Accounts
Each participant’s account is credited with the participant’s contributions, the Company’s contributions and investment gains or losses. Certain administrative expenses triggered by a participant’s actions, such as loan initiation and overnight check requests, are charged to the individual participant’s account and a quarterly recordkeeping fee is charged to all participants’ accounts. The benefit for which a participant is entitled is the benefit that can be provided from the participant’s vested account balance.
Vesting
Participants, except for a limited group of Pacific Foods of Oregon, Inc. employees, are immediately vested in their contributions and in all Company (and prior employer) contributions plus actual earnings thereon. Eligible participants from Pacific Foods of Oregon, Inc. who were participants in the Pacific Foods of Oregon, Inc. sponsored 401(k) plan, not active employees of the Company as of January 1, 2019, and returned to employment with Pacific Foods of Oregon, Inc. after January 1, 2019, do not vest in certain employer contributions previously made by Pacific Foods of Oregon, Inc. under the Pacific Foods of Oregon, Inc. sponsored 401(k) plan until after three years of vesting service.
Notes Receivable from Participants
Participants may borrow a minimum of $1,000 from their accounts up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance. Note terms range from one year to five years. Notes in the former Snyder's-Lance, Inc. Retirement Savings Plan were available for an extended term if they were used for the purchase of a primary residence, prior to the merger of the Snyder's-Lance, Inc. Retirement Savings Plan with this Plan, effective January 1, 2020. Notes are secured by the balance in the participant’s account and bear an interest rate that is two points above the prime rate in effect on the last business day of the month immediately preceding the month in which the note is granted. Principal and interest are repaid ratably through payroll deductions. Interest rates ranged from 4.50% to 10.50% per annum at December 31, 2025 and December 31, 2024.
Payment of Benefits
Participants may take a withdrawal of the value of the interest in their account upon retirement, termination of employment, or death. Participants who are still actively employed by the Company may take a withdrawal from their after-tax and Company match accounts if the funds were held in the Plan for two years or if they have participated in the Plan for five years. Active participants who are age 59 ½ or older may also take a withdrawal from their before-tax account without incurring early withdrawal penalties. Participants who meet the requirements for a hardship withdrawal may withdraw their before-tax contributions. Normally, any amount withdrawn before age 59 ½ (other than after-tax contributions) is subject to a 10% early withdrawal penalty tax on the amount withdrawn.
Participants who left employment of the Company and were under age 55 can take a lump sum distribution or defer payment until April 1 following the year in which they reach the required minimum distribution age. Participants who left employment with the Company at or after age 55 can take a lump sum distribution, periodic installments, or defer payments until April 1 following the year in which they reach the required minimum distribution age. As of January 1, 2023, age 73 is the required minimum distribution age.
Forfeited Accounts
The balance of forfeited accounts totaled $1,770 and $5,199 at December 31, 2025 and 2024, respectively. These accounts will be used to reduce future Company contributions to the Plan. In 2025 and 2024, $5,989 and $6,685, respectively of forfeited accounts were used to reduce the Company’s contributions to the Plan.
Investment Options
Upon enrollment in the Plan, a participant may direct employee contributions in 1% increments in any of the various investment options provided in the Plan, which include mutual funds and common collective trusts. Prior to January 1, 2021, participants were eligible to invest employee contributions in The Campbell's Company Stock Fund. On January 1, 2021, The Campbell's Company Stock Fund was closed to new investment (including contributions, interfund transfers, and loan repayments). However, dividends earned by participant investments remaining in The Campbell's Company Stock Fund are eligible to be reinvested in the fund. Contributions of participants who do not elect to direct their contributions to the Plan’s various investment options are automatically enrolled into a Vanguard Target Retirement Trust, based on their expected retirement date.